Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 08, 2014
Registrant Name	dei_EntityRegistrantName	Absolute Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001591939
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 08, 2014
Prospectus Date	rr_ProspectusDate	Aug. 08, 2014
WBI SMID Tactical Growth Shares | WBI SMID Tactical Growth Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIA
WBI SMID Tactical Value Shares | WBI SMID Tactical Value Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIB
WBI SMID Tactical Yield Shares | WBI SMID Tactical Yield Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIC
WBI SMID Tactical Select Shares | WBI SMID Tactical Select Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBID
WBI Large Cap Tactical Growth Shares | WBI Large Cap Tactical Growth Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIE
WBI Large Cap Tactical Value Shares | WBI Large Cap Tactical Value Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIF
WBI Large Cap Tactical Yield Shares | WBI Large Cap Tactical Yield Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIG
WBI Large Cap Tactical Select Shares | WBI Large Cap Tactical Select Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIL
WBI Tactical Income Shares | WBI Tactical Income Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBII
WBI Tactical High Income Shares | WBI Tactical High Income Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIH